UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [      ];  Amendment Number:
This Amendment (Check only one.):  [     ] is a restatement.
					 [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Armstrong Shaw Associates Inc.
Address:	45 Grove Street
		New Canaan, CT 06840

13F File Number:	28-6126

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Monica C. Grady
Title:		Principal / CCO
Phone:		203-972-9600
Signature, Place, and Date of Signing:

	Monica C. Grady	New Canaan, Connecticut	September 30, 2008

Report Type (Check only one.):

[   ]	13F HOLDING REPORT.

[   ]  	13F NOTICE.

[X]	13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:
	028-01190 Frank Russell Company

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	65

Form 13F Information Table Value Total:	$ 3,813,003
List of Other Included Managers:

No.	13F File Number	Name

None

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
                                                                    FORM 13F INFORMATION TABLE
                                                            VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASSCUSIP      (x$1000)   PRN AMT  PRN CALLDISCRETN MANAGERS   SOLE   SHARED    NONE
------------------------------------------------         -----------------------------------------------------------------------

3M Company                       com           88579Y101        8268    121030 SH     SOLE                 114600     0     6430
Abbott Labs                      com           002824100      142630   2477075 SH     SOLE                1067115     0  1409960
Ace Ltd                          shs           h0023r105       69619   1286145 SH     SOLE                 574005     0   712140
Aetna Inc.                       com           00817y108       34782    963225 SH     SOLE                 429965     0   533260
Alcoa Inc                        com           013817101       86360   3824612 SH     SOLE                1743832     0  2080780
American Express Co.             com           025816109      106750   3012990 SH     SOLE                1276930     0  1736060
Amgen Inc.                       com           031162100       55826    941900 SH     SOLE                 395270     0   546630
Aon Corp.                        com           037389103        6254    139100 SH     SOLE                 139100     0        0
Apache Corp.                     com           037411105        1262     12100 SH     SOLE                      0     0    12100
AT&T Inc.                        com           00206r102      133300   4774366 SH     SOLE                1969010     0  2805356
Baker Hughes Inc.                com           057224107       68512   1131677 SH     SOLE                 506987     0   624690
Bank of America Corp.            com           060505104        7316    209035 SH     SOLE                 138003     0    71032
Bank Of New York Mellon Corp.    com           064058100       77934   2392070 SH     SOLE                1066120     0  1325950
Berkshire Hathaway Inc.          cl a          084670108        2612        20 SH     SOLE                     20     0        0
Blackrock Muniyield Insured Fund com           09254e103         219     21300 SH     SOLE                  21300     0        0
Cemex SAB                        spon adr new  151290889       66298   3850084 SH     SOLE                1698597     0  2151487
Chevron Corp                     com           166764100      158265   1918826 SH     SOLE                 852126     0  1066700
Cisco Systems Inc.               com           17275R102      140401   6223448 SH     SOLE                2501493     0  3721955
Citigroup Inc.                   com           172967101       82461   4020541 SH     SOLE                1686363     0  2334178
Comcast Corp. Special Cl A       cl a spl      20030N200      129203   6551877 SH     SOLE                2735895     0  3815982
ConocoPhillips                   com           20825c104      131717   1798188 SH     SOLE                 793252     0  1004936
Consolidated Edison Inc.         com           209115104         387      9000 SH     SOLE                      0     0     9000
Covidien LTD                     com           g2552x108      118739   2208682 SH     SOLE                 931535     0  1277147
CVS Caremark Corp.               com           126650100      122538   3640455 SH     SOLE                1551463     0  2088992
Devon Energy Corp.               com           25179M103      120374   1319892 SH     SOLE                 605118     0   714774
Dow Chemical Corp.               com           260543103         318     10000 SH     SOLE                      0     0    10000
Dupont De Nemours                com           263534109         342      8487 SH     SOLE                   1500     0     6987
El Paso Corporation              com           28336L109      118209   9264067 SH     SOLE                3953017     0  5311050
EMC Corporation                  com           268648102        4755    397585 SH     SOLE                 397585     0        0
Exelon Corp.                     com           30161n101       62325    995282 SH     SOLE                 445761     0   549521
Ford Motor Co.                   com           345370860          78     15000 SH     SOLE                  15000     0        0
General Electric                 com           369604103       99972   3920461 SH     SOLE                1657081     0  2263380
GlaxoSmithKline                  sponsored adr 37733W105         593     13656 SH     SOLE                      0     0    13656
Hewlett Packard Inc.             com           428236103      145521   3147070 SH     SOLE                1398005     0  1749065
Home Depot                       com           437076102         297     11465 SH     SOLE                   1465     0    10000
Intel Corp.                      com           458140100         309     16500 SH     SOLE                      0     0    16500
International Business Machines  com           459200101      120876   1033479 SH     SOLE                 472709     0   560770
J.C. Penney Inc.                 com           708160106       75555   2266195 SH     SOLE                1042995     0  1223200
J.P. Morgan Chase & Co.          com           46625h100      153660   3290359 SH     SOLE                1510809     0  1779550
Johnson & Johnson                com           478160104      115789   1671317 SH     SOLE                 589497     0  1081820
Kraft Foods Inc-A                cl a          50075n104      148018   4519630 SH     SOLE                2046178     0  2473452
Liberty Media - Interactive A    int com ser a 53071m104         420     32515 SH     SOLE                   1331     0    31184
Liberty Media Corp Ent. Group A  ent com ser a 53071m500         649     26008 SH     SOLE                   1064     0    24944
Lowe's Companies                 com           548661107      117833   4973937 SH     SOLE                2049207     0  2924730
McKesson Corp                    com           58155Q103       52177    969645 SH     SOLE                 793805     0   175840
Merrill Lynch                    com           590188108        1598     63150 SH     SOLE                   2350     0    60800
Metlife Inc.                     com           59156R108       89798   1603535 SH     SOLE                 720415     0   883120
Microsoft Corp.                  com           594918104         325     12165 SH     SOLE                   2165     0    10000
Morgan Stanley                   com new       617446448         329     14290 SH     SOLE                  14290     0        0
Nuveen Insured Municipal Opportuncom           670984103         265     25000 SH     SOLE                  19000     0     6000
Nuveen Select Tax-Free Income Porsh ben int    67062F100         262     20000 SH     SOLE                  20000     0        0
Oracle Corp.                     com           68389X105      116036   5713233 SH     SOLE                2530348     0  3182885
Pfizer Inc.                      com           717081103         237     12845 SH     SOLE                  12845     0        0
Philip Morris International      com           718172109         289      6000 SH     SOLE                      0     0     6000
Procter & Gamble                 com           742718109      135379   1942585 SH     SOLE                 817045     0  1125540
Stanley Works                    com           854616109         257      6153 SH     SOLE                   6153     0        0
The Walt Disney Co.              com           254687106         440     14350 SH     SOLE                  14350     0        0
Time Warner Cable - A            cl a          88732j108        5925    244820 SH     SOLE                 244820     0        0
Time Warner Inc.                 com           887317105        2305    175845 SH     SOLE                  22845     0   153000
United Parcel Service- Cl B      cl b          911312106      123777   1968150 SH     SOLE                 884610     0  1083540
United Technologies              com           913017109      134089   2232583 SH     SOLE                1015598     0  1216985
Verizon Communications           com           92343v104         274      8540 SH     SOLE                      0     0     8540
Western Union Co.                com           959802109         247     10000 SH     SOLE                      0     0    10000
Wyndham Worldwide Corp           com           98310w108       63412   4036426 SH     SOLE                1409132     0  2627294
Xerox                            com           984121103       48041   4166633 SH     SOLE                3336053     0   830580
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